Note P - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Regulatory	Minimum To Be Well
201 7	Amount	Ratio	Capital Ratio	Capitalized (1)
Total capital (to risk weighted assets)
Consolidated	$118,456	16.6%	8.0%	N/A
Bank	107,929	15.3	8.0	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	102,457	14.3	4.5	N/A
Bank	100,759	14.3	4.5	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	110,957	15.5	6.0	N/A
Bank	100,759	14.3	6.0	8.0
Tier 1 capital (to average assets)
Consolidated	110,957	11.0	4.0	N/A
Bank	100,759	10.1	4.0	5.0
	Actual		Minimum Regulatory	Minimum To Be Well Capitalized Under Prompt Corrective Action Regulations
	Amount	Ratio	Capital	Amount	Ratio
2016
Total capital (to risk weighted assets)
Consolidated	$113,515	16.4%	N/A	N/A	N/A
Bank	104,317	15.3	8.0%	$68,289	10.0%
Common equity Tier 1 capital (to risk weighted assets)
Consolidated	97,316	14.0	N/A	N/A	N/A
Bank	96,946	14.2	4.5	44,388	6.5
Tier 1 capital (to risk weighted assets)
Consolidated	105,816	15.3	N/A	N/A	N/A
Bank	96,946	14.2	6.0	54,631	8.0
Tier 1 capital (to average assets)
Consolidated	105,816	11.2	N/A	N/A	N/A
Bank	96,946	10.4	4.0	46,461	5.0